UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _3/31/2010_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

    Gina DiMento                  Boston, MA                    05/14/10
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______60_______

Form 13F Information Table Value Total: $___1,748,653_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                                               FORM 13F

                                                                                                                     ---------------
As of March 31, 2010                                      Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.    (SEC USE ONLY)
                                                                                                                     ---------------
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         Item 1:                 Item 2:  Item 3:       Item 4:        Item 5:      Item 6:                 Item 7:  Item 8:  Voting
                                                                                Shares                                  Authority
                                                                                of        Descretion Investment         (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                SHR/      (b)
                                                         Fair                   PRN/      Shared-As  (c)    Managers
                                Title of   CUSIP        market        Principal PUT/ (a)  Definied   Shared See      (a) (b)    (c)
Name of Issuer                   Class     Number       Value           Amount  CALL Sole in Instr.V Other  Instr.V Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Apple, Inc.                      Common  037833100   12,690,000.00       54,000 SHR  x                            54,000
------------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings     Common  049164205   10,938,910.00      206,200 SHR  x                           206,200
------------------------------------------------------------------------------------------------------------------------------------
American Commercial Lines        Common  025195405    4,961,717.80      197,678 SHR  x                           197,678
------------------------------------------------------------------------------------------------------------------------------------
Allegiant Travel  Co             Common  01748X102   87,168,983.00    1,506,550 SHR  x                         1,506,550
------------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC               Sponsored 042068106   17,738,757.63    1,662,489 SHR  x                         1,662,489
                                  ADR
------------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.          Common  03070Q101   53,797,064.36    2,952,638 SHR  x                         2,952,638
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Wire & Cable        Common  G0535E106      273,600.00       91,200 SHR  x                            91,200
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster - Cl A              Class A  093679108      366,125.00    1,450,000 SHR  x                         1,450,000
                                 Common
------------------------------------------------------------------------------------------------------------------------------------
BGC Partners Cl A               Class A
                                 Common  05541T101   26,396,018.74    4,320,134 SHR  x                         4,320,134
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming                      Common  103304101   25,064,572.00    2,536,900 SHR  x                         2,536,900
------------------------------------------------------------------------------------------------------------------------------------
Bally Technologies               Common  05874B107   60,222,170.00    1,485,500 SHR  x                         1,485,500
------------------------------------------------------------------------------------------------------------------------------------
Churchill Downs                  Common  171484108    9,008,662.50      240,231 SHR  x                           240,231
------------------------------------------------------------------------------------------------------------------------------------
Denbury Resources Inc.           Common  247916208    2,193,100.00      130,000 SHR  x                           130,000
------------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive GP     Common  256743105   56,927,548.44    1,771,788 SHR  x                         1,771,788
------------------------------------------------------------------------------------------------------------------------------------
Vaalco Energy Inc.               Common  91851C201    3,098,486.56      627,224 SHR  x                           627,224
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp PLC                   Sponsored
                                   ADR   284131208    3,790,000.00      500,000 SHR  x                           500,000
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                     Common  28336L109    2,330,600.00      215,000 SHR  x                           215,000
------------------------------------------------------------------------------------------------------------------------------------
Expedia Inc  - Cl A             Class A  302125109   73,355,120.75    2,940,085 SHR  x                         2,940,085
------------------------------------------------------------------------------------------------------------------------------------
FBR Capital Markets Corp         Common  30247C301    1,077,915.60      236,385 SHR  x                           236,385
------------------------------------------------------------------------------------------------------------------------------------
Full House Resorts Inc           Common  359678109    4,101,473.95    1,429,085 SHR  x                         1,429,085
------------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp            Common  320771108    1,704,000.00      600,000 SHR  x                           600,000
------------------------------------------------------------------------------------------------------------------------------------
Forward Air Corporation          Common  349853101    3,738,360.90      142,143 SHR  x                           142,143
------------------------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming Inc Cl A      Class A
                                 Common  371559105    4,776,322.32      139,986 SHR  x                           139,986
------------------------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings Inc            Common  419879101    2,026,750.00      275,000 SHR  x                           275,000
------------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp           Common  43365Y104    3,714,981.33       84,489 SHR  x                            84,489
------------------------------------------------------------------------------------------------------------------------------------
Intercontinental Hotels ADR      Common  45857P301    1,615,158.44      103,271 SHR  x                           103,271
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos            Common  464592104   12,448,832.46    1,600,107 SHR  x                         1,600,107
------------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp             Common  477143101   19,374,357.06    3,472,107 SHR  x                         3,472,107
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern             Common  485170302    9,811,040.16      271,248 SHR  x                           271,248
------------------------------------------------------------------------------------------------------------------------------------
Lakes Entertainment Inc          Common  51206P109    2,325,010.20    1,010,874 SHR  x                         1,010,874
------------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp      Common  540211109    2,439,500.00      350,000 SHR  x                           350,000
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines               Common  844741108  257,790,000.00   19,500,000 SHR  x                        19,500,000
------------------------------------------------------------------------------------------------------------------------------------
Majesco Holdings Inc.            Common  560690208      356,000.00   400,000.00 SHR  x                            400000
------------------------------------------------------------------------------------------------------------------------------------
Medcath Corporation              Common  58404W109    2,057,061.84      196,472 SHR  x                           196,472
------------------------------------------------------------------------------------------------------------------------------------
Metro Bancorp                    Common  59161R101      275,400.00       20,000 SHR  x                            20,000
------------------------------------------------------------------------------------------------------------------------------------
Multimedia Games Inc.            Common  625453105    8,143,980.00    2,088,200 SHR  x                         2,088,200
------------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group Inc             Common  553769100    2,765,824.34    1,366,514 SHR  x                         1,366,514
------------------------------------------------------------------------------------------------------------------------------------
Mosys Inc.                       Common  619718109    2,081,190.00      519,000 SHR  x                           519,000
------------------------------------------------------------------------------------------------------------------------------------
Melco Crown Entertainment ADR    Common  585464100   11,520,000.00    2,400,000 SHR  x                         2,400,000
------------------------------------------------------------------------------------------------------------------------------------
Marten Transport LTD             Common  573075108    6,733,507.59      341,629 SHR  x                           341,629
------------------------------------------------------------------------------------------------------------------------------------
Knight Trading Group Inc        Class A
                                 Common  499068104    1,107,075.00       72,500 SHR  x                            72,500
------------------------------------------------------------------------------------------------------------------------------------
Nintendo Co Ltd-ADR              Common  654445303    3,544,415.00       85,100 SHR  x                            85,100
------------------------------------------------------------------------------------------------------------------------------------
Ohio Art Co                      Common  677143109      101,250.00       40,500 SHR  x                            40,500
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare Inc           Common  67611V101    3,622,000.00      200,000 SHR  x                           200,000
------------------------------------------------------------------------------------------------------------------------------------
Orbitz Worldwide Inc             Common  68557K109  174,942,218.34   24,605,094 SHR  x                        24,605,094
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com                    Common  741503403  164,067,000.00      643,400 SHR  x                           643,400
------------------------------------------------------------------------------------------------------------------------------------
Pure Cycle Corp                  Common  746228303    7,476,029.53    3,070,238 SHR  x                         3,070,238
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming             Common  707569109   41,720,562.00    1,500,200 SHR  x                         1,500,200
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Enmt (was HPK)          Common  723456109   25,471,444.12    2,615,138 SHR  x                         2,615,138
------------------------------------------------------------------------------------------------------------------------------------
Pozen Inc                        Common  73941U102   18,850,738.44    1,967,718 SHR  x                         1,967,718
------------------------------------------------------------------------------------------------------------------------------------
Rubicon Technology               Common  78112T107   10,254,469.40      507,647 SHR  x                           507,647
------------------------------------------------------------------------------------------------------------------------------------
Realnetworks Inc.                Common  75605L104    8,634,190.11    1,787,617 SHR  x                         1,787,617
------------------------------------------------------------------------------------------------------------------------------------
Sunpower Corp Cl B WI           Class B
                                 Common  867652307    1,877,608.62      112,163 SHR  x                           112,163
------------------------------------------------------------------------------------------------------------------------------------
Tivo Inc                         Common  888706108   42,825,000.00    2,500,000 SHR  x                         2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Terra Nova Financial Grp         Common  88102L204    2,063,320.00    2,947,600 SHR  x                         2,947,600
------------------------------------------------------------------------------------------------------------------------------------
UAL Corp - New                   Common  902549807  163,067,850.00    8,340,000 SHR  x                         8,340,000
------------------------------------------------------------------------------------------------------------------------------------
UAL Corporation                   DBCV
                                5.0% 2/0 902549AE4   20,954,375.15 1,071,698.00 SHR  X                           1071698
------------------------------------------------------------------------------------------------------------------------------------
Universal Health Services-Cl B  Class B
                                 Common  913903100   45,617,000.00    1,300,000 SHR  x                         1,300,000
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc           Common  91324P102  199,287,000.00    6,100,000 SHR  x                         6,100,000
------------------------------------------------------------------------------------------------------------------------------------
Vantage Drilling Co              Common  G93205113    1,130,222.72      763,664 SHR  x                           763,664
------------------------------------------------------------------------------------------------------------------------------------
Webzen Inc Spons ADR             Common  94846M102      841,265.66      267,919 SHR  x                           267,919
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    Total Long Equities                           1,748,653,137.05
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